Transparent Value Trust

330 Madison Avenue, 10th Floor

New York, NY 10017

May 4, 2016

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC  20549

Re:

Transparent Value Trust (the “Trust” or “Registrant”)

File Nos. 333-159992/811-22309

Ladies and Gentlemen:

On behalf of the Registrant, a Delaware statutory Trust, and pursuant to Rule 497(j) of the Securities Act of 1933, as amended, the Registrant certifies that the Prospectus and Statement of Additional Information for the Transparent Value Directional Allocation VI Portfolio (the “Portfolio”), dated April 29, 2016 do not differ from the Prospectus and Statement of Information contained in the Registration Statement of the Registrant which was filed electronically via EDGAR on April 29, 2016 (accession number 0001193125-16-566934).

If you have any questions or comments concerning the foregoing, please contact me at 212-518-5353 or by email at kkemp@transparentvalue.com.

Sincerely,

/s/ Keith D. Kemp

Keith D. Kemp

Treasurer to the Registrant

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